Financial Risk Management - Summary of Interest Rate Profile of Company Interest-bearing Financial Instruments (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2025 MXN ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 MXN ($)
Disclosure Of Financial Instruments By Type Of Interest Rate [Line Items]
Financial liabilities	$ (2,837,447)	$ 347,447	$ (2,354,495)	$ (1,808,751)
Fixed-rate instruments [Member]
Disclosure Of Financial Instruments By Type Of Interest Rate [Line Items]
Financial liabilities	(26,580,434)		(21,096,385)	(18,798,036)
Effect of interest rate swaps			(3,689,122)	(6,709,527)
Interest-bearing financial instruments	(26,580,434)		(24,785,507)	(25,507,563)
Variable-rate instruments [Member]
Disclosure Of Financial Instruments By Type Of Interest Rate [Line Items]
Financial liabilities	(26,416,660)		(26,893,494)	(21,769,660)
Effect of interest rate swaps			3,689,122	6,709,527
Interest-bearing financial instruments	$ (26,416,660)		$ (23,204,372)	$ (15,060,133)